Fees Summary	Dec. 11, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 284,197,546.96
Previously Paid Amount	0.00
Total Fee Amount	39,247.68
Total Offset Amount	0.00
Net Fee	$ 39,247.68